Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net Income (Loss)	$ 302,489	$ 169,458	$ (99,220)
Foreign currency translation adjustments:
Translation adjustments arising during the year	33,175	(22,149)	(18,898)
Adjustment for sales of businesses with foreign operations	137	0	5,501
Total foreign currency translation adjustments	33,312	(22,149)	(13,397)
Unrealized gains on available-for-sale securities:
Unrealized gains for the year	112,086	55,507	10,620
Reclassification adjustment for realization of loss (gain) on sale of available-for-sale securities included in net income	0	1,879	(4)
Total unrealized gains on available-for-sale securities	112,086	57,386	10,616
Pension and other postretirement plans:
Actuarial gain (loss)	179,674	(133,915)	(211,054)
Prior service cost	(75)	0	0
Amortization of net actuarial (gain) loss included in net income	(6,527)	1,157	(9,906)
Amortization of net prior service cost included in net income	477	419	275
Curtailments and settlements included in net income	0	(17,993)	51
Curtailments and settlements included in distribution to Cable ONE	0	0	834
Total pension and other postretirement plans	173,549	(150,332)	(219,800)
Cash flow hedge gain (loss)	112	(334)	179
Other Comprehensive Income (Loss), Before Tax	319,059	(115,429)	(222,402)
Income tax (expense) benefit related to items of other comprehensive income (loss)	(90,923)	37,235	83,602
Other Comprehensive Income (Loss), Net of Tax	228,136	(78,194)	(138,800)
Comprehensive Income (Loss)	530,625	91,264	(238,020)
Comprehensive income attributable to noncontrolling interests	(445)	(868)	(1,435)
Total Comprehensive Income (Loss) Attributable to Graham Holdings Company	$ 530,180	$ 90,396	$ (239,455)